Series A Notes, Net Of Current Maturities (Schedule Of Series A Notes, Net Of Current Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Series A Notes, Net Of Current Maturities [Abstract]
Series A Notes	$ 450,040		$ 259,094
Less Current maturities	(58,275)		(29,612)
Carrying amount adjustments on Series A Notes	16,158	[1]	7,412	[1]
Premium (discount) on Series A Notes, net	687		(1,575)
Series A Notes, net of current maturities	$ 408,610		$ 235,319

[1]	As a result of fair value hedge accounting, described below, and in Notes 2(Y) and 2(AA).